Introduction and overview of Group's risk management - Financial instruments by category - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 872,693	$ 825,703
Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	843,283	823,598
Financial assets at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,410	2,105
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	220,893	212,323
Trade receivables | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	220,893	212,323
Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,434	317,452
Other receivables | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,434	317,452
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	577,956	293,823
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	577,956	293,823
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,410	2,105
Derivatives | Financial assets at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 29,410	$ 2,105